Intangible assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020	Apr. 01, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 122.2	$ 124.8	$ 131.1	$ 130.2
Intangible assets with finite lives
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6.4	9.0
Intangible assets with indefinite lives | Brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	115.5	115.5
Intangible assets with indefinite lives | Domain name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0.3	$ 0.3